ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN
NOTE 1 – ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Visionary Holdings Inc. ("Visionary Group" or the "Company") is a joint-stock limited company registered and established on August 20, 2013, pursuant to the Business Corporations Act of Ontario, Canada. On January 30, 2024, the Company submitted an amended articles of incorporation for name change to the Ontario Business Registry, changing its corporate name from "Visionary Education Technology Holdings Group Inc." to "Visionary Holdings Inc.". Through its subsidiaries, the Company provides high-quality large health and wellness, anti-aging and high-end medical beauty health service resources, as well as educational service resources to global customers. The Company's common stock is listed and traded on the Nasdaq Stock Market under the ticker symbol "GV".

Reorganization

On April 1, 2019, Ms. Fan Zhou transferred her 100% equity interest in Visionary Education Real Estate Group Inc., formerly known as 123 Real Estate Development Ontario Ltd., to Visionary Group. Since this reorganization, Visionary Group owns 100% equity interests of Visionary Education Real Estate Group Inc. On October 12, 2021, Visionary Education Real Estate Group Inc. changed its name to Visionary Education Service and Management Inc.

Since the Company and its wholly-owned subsidiary, Visionary Education Service & Management Inc., are effectively controlled by the same Controlling Shareholder before and after the reorganization, they are considered under common control. The above-mentioned transaction was accounted for as a reorganization. The consolidation of the Company and this subsidiary has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The Company has subsidiaries in Canada. Details of the Company and its subsidiaries as of March 31, 2025 are set out below:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Visionary Holdings Inc. (formerly known as “Visionary Education Technology Holdings Group Inc.”) (“Visionary Group” or the “Company”)	August 20, 2013	Richmond Hill, Ontario	Parent	Holding company and rental business
Visionary Education Service and Management Inc. (“VESM”)	August 20, 2013	Richmond Hill, Ontario	100%	Real estate development
Farvision Career Education Group Inc “Formerly known as Farvision Education Group Inc.” (“Farvision Education”)	May 14, 2020	Toronto, Ontario	100%	Education services
Toronto ESchool Ltd. (“Toronto ESchool”)	November 15, 2017	Toronto, Ontario	70% by Farvision Education	Online high school education
Maple Toronto Art Academy Inc. (“Art Academy”)	July 27, 2020	Toronto, Ontario	80% by Farvision Education	Arts and high school education
7621531 Canada Inc. (“Conbridge College”)	September 1, 2021	Toronto, Ontario	80% by Farvision Education	Career college education
Max the Mutt Animation Inc. (“MTM Animation”)	February 28, 2022	Toronto, Ontario	80% by Farvision Education	Animation education

13995291 Canada Inc. (“13995291”)	April 28, 2022	Toronto, Ontario	100%	Rental business
Bethune Great Health Investment Management Inc. (“Bethune”)	December 15, 2023	Toronto, Ontario	100%	Property investment
Shanghai Yuanjian Trillion Commercial Group Co., Ltd. (“Shanghai Yuanjian”)	October 31, 2023	Shanghai, China	100%	Dormant

Yuanjian Trillion (Formerly Changle Shuang (Guangzhou) Health Industry Investment Co., Ltd. (“GD Yuanjian”)	February 29, 2024	Guangdong, China	51% by Shanghai Yuanjian	Dormant
Visionary Asia SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary International SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary Biotechnology Group Inc.	March 11, 2024	Toronto, Ontario	55%	Dormant
Visionary Group USA LTD	August 23, 2023	Manhasset, USA	100%	Dormant
Visionary Holdings (Asia) Limited	March 14 2025	HongKong, China	100%	Dormant
Fortune Financial Group Limited	October 18, 2024	HongKong, China	51%	Dormant
Visionary Securities Limited	March 10, 2025	HongKong, China	100% by Fortune Financial Group Limited	Dormant
Visionary Asset Management Limited	March 10, 2025	HongKong, China	100% by Fortune Financial Group Limited	Dormant
Visionary Fintech Limited	March 21, 2025	HongKong, China	100% by Fortune Financial Group Limited	Dormant
Yude Industry Group Limited	January 22, 2019	HongKong, China	100%	Dormant
Visionary Holdings (Guangdong) Limited	April 25, 2019	ShenZhen, China	100% by Yude Industry Group Limited	Dormant
Sikang (Guangzhou) Health Industry Investment Co., Ltd	November 1, 2024	Guangzhou, China	35% by Shanghai Yuanjian	Dormant
Tang Shi Cha Yu (Guangzhou) Health Management Co., Ltd	March 7, 2025	Guangzhou, China	18% by Sikang (Guangzhou) Health Industry Investment Co., Ltd	Dormant

The following entities were divested from the Company during the year ended March 31, 2025:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
NeoCanaan Investment Corporation (“NeoCanaan Investment”)	May 26, 2020	Richmond Hill, Ontario	100%	Rental business
Canada Animation Industry Group Inc. (“Animation Group”)	October 8, 2020	Richmond Hill, Ontario	100% by NeoCanaan Investment	Rental business

On August 20, 2013, Ms. Fan Zhou incorporated 123 Natural Food Ontario Ltd. as a sole shareholder in Richmond Hill, Ontario. On March 25, 2021, the Company filed an article of amendment to change its name to Visionary Education Technology Holdings Group Inc. (“Visionary Group”). Ms. Fan Zhou transferred her 100% equity interest of Visionary Group to 3888 Investment Group Limited at cost on August 21, 2013.

On August 20, 2013, Ms. Fan Zhou incorporated 123 Real Estate Development Ontario Ltd. as a sole shareholder in Richmond Hill, Ontario. On April 1, 2019, Ms. Fan Zhou transferred all the shares to Visionary Group. On May 28, 2021, 123 Real Estate Development Ontario Ltd. filed an article of amendment to change its name to Visionary Education Real Estate Group Inc. (“Visionary Real Estate”). On October 12, 2021 Visionary Real Estate filed amendment to change its name to Visionary Education Services & Management Inc
.
(“VESM”)

On February 25, 2019, VESM entered into a share purchase agreement to acquire 100% of the equity interests in PrideMax Construction Group Inc. (“PrideMax Construction”), a company incorporated on July 20, 2010 in Scarborough, Ontario and had no active business since inception, from its original shareholder for $0.8 (C$1). The transaction was completed on April 1, 2019. On May 23, 2020, VESM transferred 100% of the equity interests in PrideMax Construction to NeoCanaan Investment Corporation. On June 16, 2021, PrideMax Construction filed an article of amendment to change its name to Farvision Development Group Inc (“Farvision Development”). On November 3, 2022, Farvision Development filed an article of amendment to change its name to Farvision Digital Technologies Group Inc. (“Farvision Digital”). On February 24, 2024, Farvision Digital was divested from the Group.
On May 14, 2020, Farvision Education Group Inc. (“Farvision Education”) was incorporated under the Canada Business Corporation Act. Visionary Group owns all the issued shares of Farvision Education. On February 2, 2023, Farvision Education Group Inc. filed to change its name to Farvision Career Education Group Inc.
On November 15, 2017, the Company entered into a share purchase agreement to acquire 55% of the equity interest in Toronto ESchool Inc. (“Toronto ESchool”), a company incorporated on March 7, 2016 in Toronto, Canada, from its original shareholder, China Youth (Canada) Langton Education Technology Co. Ltd. (“Langton Canada”) for $0.8 (C$1). Langton Canada is a related party of the Company due to common control, as Ms. Fan Zhou was the sole director of Langton Canada. It was considered an asset acquisition in accordance with ASU 2017-01 since substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets – a private high school license. On June 19, 2020, the Company further acquired 15% of the equity interests in Toronto ESchool from its original shareholder (a third party) for consideration of $31,808 (C$40,000). After this transaction, the Company owns total of 70% of the equity interests of Toronto ESchool. On June 19, 2020, the Company transferred its 70% of equity interests in Toronto ESchool to its wholly owned subsidiary Farvision Education.
On July 15, 2020, Farvision Education entered into an investment agreement with 2549601 Ontario Inc., which owns a private high school license registered with the Ontario Ministry of Education, to incorporate Maple Toronto Arts & Performance Academy Inc. with a total investment of $159,040 (C$200,000) from both parties. Pursuant to the agreement, Farvision Education subscribed for 80% of its total 200,000 common shares at C$ 1.00 per share, and 2549601 Ontario Inc. subscribed the remaining 20% of its total common shares, which was completed on July 27, 2020. On August 3, 2020, the Company filed an article of amendment to change the name of Maple Toronto Arts & Performance Academy Inc. to Maple Toronto Art Academy Inc. (“Art Academy”). On July 27, 2020, Art Academy entered into a license transfer agreement with 2549601 Ontario Inc. (operating as Alathena International Academy Richmond Hill), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Art Academy acquired the private high school license for a consideration of $159,040 (C$200,000). The transaction was completed on September 1, 2020.
On May 26, 2020, NeoCanaan Investment Corporation (“NeoCanaan Investment”) was incorporated under the Canada Business Corporation Act. Visionary Group owns all the issued shares of NeoCanaan Investment.
On October 8, 2020, Canada Animation Industry Group Inc. (“Animation Group”) was incorporated under the Canada Business Corporation Act. NeoCanaan Investment owns all the issued shares of Animation Group.
On April 1, 2021, Visionary Education Services and Management Inc. (“VESM”) entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 100% of the equity interests in Glorious Future Study Abroad Immigration Group Inc. (“Glorious Immigration”) and PrideMax International Human Resources Services Inc. (“PrideMax HR”) for $0.8 (C$1). The transaction was completed on June 12, 2021. On June 16, 2021, Glorious Immigration changed its name Visionary Study Aboard & Immigration Services Inc. (“Visionary Immigration”). On June 17, 2021, PrideMax HR changed its name to Farvision Human Resources Service Company Inc. (“Farvision HR”). On July 26, 2022, both Visionary Immigration and Farvision HR have been diverted from the Group, and both Visionary Immigration and Farvision HR have been inactive since the acquisition by VESM.
On June 6, 2021, Farvision Education entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 70% of the equity interests in Princeton Career Education Group Inc. (“Princeton Career”) for $0.8 (C$1). The transaction was completed on June 12, 2021. The Princeton Career was divested from the Group on July 26, 2022.

On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 9651837 Canada Inc. (o/a “Lowell Academy”), a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed for 70% of the shares of Lowell Academy for a consideration of $164,829 (C$210,000). The transaction was completed on June 12, 2021. On February 5, 2024, the Lowell Academy was divested from the Group.
On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 7621531 Canada Inc., operating as Conbridge College of Business and Technology (“Conbridge College”), a private career college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interests of Conbridge College of Business and Technology for a total consideration of $63,616 (C$80,000). The transaction was closed on September 1, 2021.
On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of Max the Mutt Animation Inc. (“MTM Animation”), a private vocational college registered with Ontario Ministry of Colleges and University, to purchase all of the issued and outstanding shares of MTM Animation for a total consideration of $2.1 million (C$2.6 million). The consideration included two components: i) a fixed or guaranteed purchase price of $1.7 million (C$2.1 million), and ii) post-closing performance-based payments aggregating up to $392,450 (C$500,000). The Company acquired 70% of equity interest of MTM Animation for a total consideration of $1,456,546 (C$1,820,000) on February 28, 2022. The remaining 30% of the purchased shares will be transferred over three years on the anniversary of the first three years after the closing. On February 28, 2022, the Company and the original shareholders of MTM Animation signed an amended agreement to transfer the remaining 30% of the purchased shares over three years by transferring 10% of the purchased shares each year after the Company making three payments of $80,030, $80,030, and $64,024 (C$100,000, C$100,000, and C$80,000) on February 28, 2023, February 28, 2024 and February 28, 2025, respectively. On June 24, 2022, additional 10% of the equity was purchased by the Company for $80,030 (C$100,000) and the Company has owned 80% of total equity of MTM Animation as at March 31, 2024.
On April 28, 2022, Ms. Fan Zhou incorporated 13995291 Canada Inc. and on May 20, 2022, the shares were transferred to the Company. As the result, 13995291 Canada Inc. becomes the wholly owned subsidiary of the Company. The purpose of incorporating 13995291 Canada Inc. is to hold the two office buildings at 95-105 Moatfield Drive, Toronto, pursuant to the purchase agreement signed on May 19, 2021. The purchase was closed on September 23, 2022.
On July 26, 2022, in order to better use the capital raised in connection with the IPO, improve the efficiency of the operations, streamline the business lines to focus on its core education sector, and optimize the structure of the vocational educational business, the Board of the Company approved to divest its three subsidiaries: Visionary Immigration, Farvision HR, and Princeton Education. The divestiture of these three subsidiaries does not represent a strategic shift of the Company and has no major effect on the Company’s operations and financial results.
On October 31, 2023, 100% of registered capital of Shanghai Yuanjian was transferred from an unrelated individual to the Company and therefore the Company acquired Shanghai Yuanjian and its subsidiaries.
On December 1, 2023, the Company incorporated Visionary Asia SDN. BHD and Visionary International SDN. BHD in Malaysia for its business expansion.
On December 15, 2023, the Company entered into a share transfer agreement to purchase 100% shares of Bethune Great Health Investment Management Inc. (“Bethune”) at a price of $478,613 (C$648,000). Ms. Fan Zhou has no ownership of Bethune but acts as one of its directors. The transaction was closed on January 1, 2024.
On February 25, 2024, the Company transferred (i) 100% equity of Farvision Digital Technology Group Inc., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $74,160 (C$100,000) and (ii) 70% equity of Visionary Academy (Lowell Academy) from Farvision Career Education Group Inc. to the same individual at a nominal price. The Company deconsolidated the two companies since then.
On February 28, 2024, the Company entered into a joint venture agreement with a group of unrelated parties to form a new company, in which, the Company hold a 55% stake in the joint venture. On March 11, 2024, Visionary Biotechnology Group Inc., the joint venture company, was incorporated in Toronto, Ontario.

On May 29, 2024, the Company effected effect a share consolidation of its ordinary shares at a ratio of one (1) post-split ordinary share for every fifteen (15) pre-split ordinary shares (the “Share Consolidation”) so that every fifteen (15) shares issued and outstanding will be combined into one (1) share. The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company as of March 31, 2024 from 51,568,883 shares to approximately 3,437,926 shares. The impact of share consolidation is retroactively restated.

On October 18, 2024, the Company entered into a share transfer agreement to have 51% shares of Fortune Financial Group Limited and 100% shares of its subsidiaries on March 10, 2025 Visionary Securities Limited – focus on engaged in securities trading and brokerage operations; on March 3, 2025 Visionary Asset Management Limited – focus on business engagement in fund management and fund issuance; on March 21, 2025 Visionary Fintect Limited -
engages in investing in and acquiring fintech businesses.

On October 18, 2024, the Company acquired 51% of Yude Industrial Group Limited, and 100% of its subsidiary-Visionary Holdings (Guangdong) Limited. The business scope encompasses a cross-sector industrial investment and operational coordination platform. It is primarily focused on direct industrial investments, cross-border business integration, and the empowerment of subsidiary companies. The platform invests in diversified sectors including high & new technology and import/export, while coordinating resources and providing strategic services to facilitate business expansion for its portfolio enterprises.

On December 10, 2024, the Company transferred (i) 100% equity of Animation., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $72 (C$100) and (ii) 100% equity of NeoCanaan, a wholly owned subsidiary of the Company to an unrelated party, at a price of $72 (C$100). The Company deconsolidated the two companies since then.

On March 14, 2025, the Company entered agreement for 100% shares of Visionary Holdings (Asia) Limited from an unrelated individual.

Going Concern

As of March 31, 2025, the Company's cash balance was $334,910 (compared to $620,910 as of March 31, 2024), while the Company's total current liabilities exceeded total current assets by approximately $54.5 million (compared to $67.6 million in the same period of the previous year). For the fiscal year ended March 31, 2025, the Company recorded a net loss of $15.7 million, whereas it recorded a net profit of $1 million for the fiscal year ended March 31, 2024. On August 27, 2024, two buildings owned by the Company were taken over by a receivership appointed by the Ontario Superior Court, which was initiated by the lender Bank of China due to default of the loan. The receivership was an event indicating that the carrying amount of an asset may not be recoverable. After assessing the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, impairment loss of $4,695,912 was recorded for the year ended March 31, 2025.

The consolidated financial statements do not include any adjustments related to the recoverability of assets and the classification of liabilities. The Company's ability to continue as a going concern depends on its capacity to secure additional capital and achieve operating profits. In light of the foregoing, the Company currently plans to fund its operations and ongoing acquisition projects primarily through the following means: cash flows generated from operating activities (including revenues from historical business operations), new businesses actively developed since September 2023 (such as AI-driven large health projects and collaborations between artificial intelligence and the international education sector). In addition, the Company is actively pursuing acquisition opportunities to enhance business cash flows. To ensure the Company's continued operations and development, it is actively developing a new high-end anti-aging medical beauty business, focusing primarily on the Southeast Asian and North American markets. This new business is expected to generate substantial revenues for the Company in the future. Meanwhile, the Company is proactively implementing measures such as debt restructuring (debt-to-equity swaps with external investors), private placement financing, disposal of owned real estate, and borrowings from formerly controlling shareholders to secure sufficient working capital for active development and daily operations. However, there can be no guarantee that these efforts will be successful, and these events or circumstances involve uncertainties that may affect the Company's ability to continue as a going concern.